EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Earnings per share
Details of the number of shares and income (loss) used in the computation of net earnings (loss) per share:

	Year ended December 31,
	2022		2021		2020
	Weighted number of shares	Net loss attributable to equity holders of the Company	Weighted number of shares	Net loss attributable to equity holders of the Company	Weighted number of shares	Net loss attributable to equity holders of the Company
	In thousands	In thousands of US$	In thousands	In thousands of US$	In thousands	In thousands of US$
Number of shares and income (loss)	52,871	(197,107)	43,007	(184,352)	42,614	(138,099)
For the computation of basic and diluted net earnings (loss)	52,871	(197,107)	43,007	(184,352)	42,614	(138,099)